Segmented and Geographic Information and Major Customers (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Statement [Line Items]
Cash and cash equivalents	$ 39,100	$ 20,002
Trade and other receivables	10,598	7,132
Inventories	10,225	10,704
Prepaid expenses	3,862	2,876
Derivative instruments	2,861	0
Restricted cash	4,672	4,527
Property, plant and equipment	163,384	147,399
Total assets	234,702	192,640
Trade and other payables	30,718	37,333
Derivative instruments	0	709
Pre-payment facility	2,550	2,000
Credit facility	9,160	9,490
Term loan facility	48,019	0
Other long-term liabilities	2,180	1,658
Metals contract liability	44,618	40,868
Silver contract liability	28,566	18,193
Convertible debenture	0	10,849
Royalty payable	3,062	2,762
Post-employment benefit obligations	3,108	3,892
Decommissioning provision	12,473	11,389
Deferred tax liabilities	33	48
Total liabilities	184,487	139,191
Other long-term liabilities	2,180	1,658
Credit facility	9,400
Galena Complex [Member]
Statement [Line Items]
Cash and cash equivalents	337	1,390
Inventories	2,758	2,625
Prepaid expenses	1,382	933
Derivative instruments	0	0
Restricted cash	53	53
Property, plant and equipment	83,180	74,935
Total assets	92,637	81,386
Trade and other payables	9,425	8,689
Pre-payment facility	2,550	2,000
Credit facility	0	0
Term loan facility	0	0
Silver contract liability	0	0
Royalty payable	0	0
Post-employment benefit obligations	3,108	3,892
Decommissioning provision	5,716	5,346
Total liabilities	21,715	21,097
Other long-term liabilities	916	1,170
Metals contract liability	0	0
Deferred tax liabilities	0	0
Trade and other receivables	4,927	1,450
Convertible debenture	0	0
Cosala Operations [Member]
Statement [Line Items]
Cash and cash equivalents	5,840	6,576
Inventories	7,364	7,976
Prepaid expenses	1,288	745
Derivative instruments	0	0
Restricted cash	149	135
Property, plant and equipment	58,370	48,123
Total assets	78,165	69,040
Trade and other payables	12,256	12,650
Pre-payment facility	0	0
Term loan facility	0	0
Silver contract liability	0	0
Convertible debenture	0	0
Royalty payable	0	0
Post-employment benefit obligations	0	0
Decommissioning provision	2,693	2,129
Total liabilities	25,012	24,317
Other long-term liabilities	870	0
Metals contract liability	0	0
Deferred tax liabilities	33	48
Trade and other receivables	5,154	5,485
Credit facility	9,160	9,490
Relief Canyon [Member]
Statement [Line Items]
Cash and cash equivalents	199	35
Inventories	103	103
Prepaid expenses	394	755
Derivative instruments	0	0
Restricted cash	4,470	4,339
Property, plant and equipment	21,169	23,686
Total assets	26,335	28,918
Trade and other payables	3,271	2,896
Pre-payment facility	0	0
Credit facility	0	0
Silver contract liability	0	0
Convertible debenture	0	0
Royalty payable	0	0
Post-employment benefit obligations	0	0
Decommissioning provision	4,064	3,914
Total liabilities	7,335	6,810
Trade and other receivables Eight	0	0
Other long-term liabilities	0	0
Metals contract liability	0	0
Deferred tax liabilities	0	0
Corporate and Other [Member]
Statement [Line Items]
Cash and cash equivalents	32,724	12,001
Inventories	0	0
Prepaid expenses	798	443
Derivative instruments	2,861	0
Restricted cash	0	0
Property, plant and equipment	665	655
Total assets	37,565	13,296
Trade and other payables	5,766	13,098
Pre-payment facility	0	0
Credit facility	0	0
Term loan facility	48,019	0
Silver contract liability	28,566	18,193
Convertible debenture	0	10,849
Royalty payable	3,062	2,762
Post-employment benefit obligations	0	0
Decommissioning provision	0	0
Total liabilities	130,425	86,967
Other long-term liabilities	394	488
Metals contract liability	44,618	40,868
Deferred tax liabilities	0	0
Trade and other receivables	$ 517	$ 197